UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07095

T. Rowe Price Summit Municipal Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2023
SemiAnnual Report
T. ROWE PRICE
Summit Municipal Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE Summit Municipal Funds
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Summit Municipal Funds
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended April 30,
2023, as inflation, though still high, moderated and central bank rate hikes appeared to be nearing an end. The rebound in most sectors from the steep losses incurred earlier in 2022 was also aided by some better-than-expected economic news, although concerns about a possible recession lingered throughout the period.
For the six-month period, growth stocks were buoyed by falling interest rates and outperformed value shares. European equities outperformed stocks in most other regions, and emerging markets stocks were boosted by strong gains in
Asia, which were supported by China’s decision at the end of 2022 to lift most of its pandemic-related restrictions. Returns to U.S. investors in international stocks were enhanced by a sharp decline in the U.S. dollar versus other major currencies.
Within the S&P 500 Index, the communication services and information technology sectors had, by far, the strongest returns. On the other hand, the energy sector finished in negative territory and was the weakest segment amid falling oil prices and concerns about weaker global demand for crude.
Cheaper oil also contributed to slowing inflation during the period, although it remained well above the Federal Reserve’s long-term 2% target. March’s consumer price index data (the latest available in our reporting period) showed a headline inflation rate of 5.0% on a 12-month basis, the lowest level since
May 2021 and the ninth consecutive month in which the annual inflation rate decreased.
In response to the still-high inflation readings, the Fed raised its short-term lending benchmark rate from around 3.00% in October 2022 to a target range of 4.75% to 5.00% by the end of the period, the highest since 2007. Fed officials implemented an additional 25-basis-point increase in early May just after our reporting period ended but suggested that they might be ready to pause additional rate hikes as they wait to see how the economy is progressing.
While shorter-maturity U.S. Treasury yields increased during the period in response to the Fed rate hikes, intermediate- and longer-term yields declined as investors predicted that the central bank would eventually have to cut rates sooner than it had planned as a result of a slowing economy, and this decrease in yields led to generally strong performance across the fixed income market.

T. ROWE PRICE Summit Municipal Funds

As we look ahead, prominent bank failures in the U.S. and Europe in March and April have complicated an already uncertain market backdrop. U.S.
corporate earnings in the first quarter appeared to be headed for a second straight quarterly decline, and manufacturing is slowing, although the jobs market has so far been resilient. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange
Commission adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the other changes to come.
While the six-month fund letter will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Summit Municipal Funds
Portfolio Summary

CREDIT QUALITY DIVERSIFICATION
Summit Municipal Intermediate Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.

T. ROWE PRICE Summit Municipal Funds

Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
CREDIT QUALITY DIVERSIFICATION
Summit Municipal Income Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.

T. ROWE PRICE Summit Municipal Funds

Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
("Content Providers") do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE Summit Municipal Funds

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the Summit Municipal Intermediate Fund and Summit Municipal Income Fund
have three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Summit Municipal Funds

SUMMIT MUNICIPAL INTERMEDIATE FUND
Beginning
Account Value
11/1/22
Ending
Account Value
4/30/23
Expenses Paid
During Period*
11/1/22 to 4/30/23
Investor Class
Actual $1,000.00 $1,063.40 $2.56
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.32   2.51
Advisor Class
Actual   1,000.00   1,063.10   3.84
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.08   3.76
I Class
Actual   1,000.00   1,064.10   1.94
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.91   1.91
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.50%,
the
2
Advisor Class was 0.75%, and the
3
I Class was 0.38%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Summit Municipal Funds

SUMMIT MUNICIPAL INCOME FUND
Beginning
Account Value
11/1/22
Ending
Account Value
4/30/23
Expenses Paid
During Period*
11/1/22 to 4/30/23
Investor Class
Actual $1,000.00 $1,079.10 $2.58
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.32   2.51
Advisor Class
Actual   1,000.00   1,077.80   3.86
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.08   3.76
I Class
Actual   1,000.00   1,078.70   2.01
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.86   1.96
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.50%,
the
2
Advisor Class was 0.75%, and the
3
I Class was 0.39%.
FUND EXPENSE EXAMPLE (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
C10-051 6/23

April 30, 2023
SemiAnnual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRINX Summit Municipal
Income Fund –
.
PAIMX Summit Municipal
Income Fund–
.
Advisor  Class
PRIMX Summit Municipal
Income Fund–
.
I Class

T. ROWE PRICE Summit Municipal Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 10.43 $ 12.42 $ 12.11 $ 12.19 $ 11.49 $ 11.92
Investment activities
Net investment
income
(1)(2)
0.16 0.27 0.28 0.33 0.35 0.36
Net realized and
unrealized gain/loss 0.67 (1.99) 0.31 (0.08) 0.70 (0.43)
Total from
investment activities 0.83 (1.72) 0.59 0.25 1.05 (0.07)
Distributions
Net investment
income (0.16) (0.27) (0.28) (0.33) (0.35) (0.36)
Net realized gain (0.01) — — —
(3)
—
(3)
—
(3)
Total distributions (0.17) (0.27) (0.28) (0.33) (0.35) (0.36)
NET ASSET VALUE
End of period $ 11.09 $ 10.43 $ 12.42 $ 12.11 $ 12.19 $ 11.49

T. ROWE PRICE Summit Municipal Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
Ratios/Supplemental Data
Total return
(2)(4)
7.91% (13.99)% 4.87% 2.10% 9.28% (0.57)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.53%
(5)
0.54% 0.52% 0.52% 0.51% 0.50%
Net expenses after
waivers/payments
by Price Associates 0.50%
(5)
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment
income 2.91%
(5)
2.33% 2.23% 2.73% 2.98% 3.09%
Portfolio turnover rate 9.9% 29.7% 23.8% 18.6% 8.7% 7.3%
Net assets, end of
period (in millions) $980 $833 $1,678 $1,690 $1,683 $1,836
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Summit Municipal Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 10.43 $ 12.42 $ 12.11 $ 12.19 $ 11.49 $ 11.92
Investment activities
Net investment
income
(1)(2)
0.15 0.25 0.25 0.30 0.33 0.33
Net realized and
unrealized gain/loss 0.66 (1.99) 0.31 (0.08) 0.69 (0.43)
Total from
investment activities 0.81 (1.74) 0.56 0.22 1.02 (0.10)
Distributions
Net investment
income (0.14) (0.25) (0.25) (0.30) (0.32) (0.33)
Net realized gain (0.01) — — —
(3)
—
(3)
—
(3)
Total distributions (0.15) (0.25) (0.25) (0.30) (0.32) (0.33)
NET ASSET VALUE
End of period $ 11.09 $ 10.43 $ 12.42 $ 12.11 $ 12.19 $ 11.49

T. ROWE PRICE Summit Municipal Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
Ratios/Supplemental Data
Total return
(2)(4)
7.78% (14.20)% 4.61% 1.84% 9.02% (0.82)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.75%
(5)
0.92% 0.88% 0.90% 0.80% 0.75%
Net expenses after
waivers/payments
by Price Associates 0.75%
(5)
0.75% 0.75% 0.75% 0.75% 0.75%
Net investment
income 2.66%
(5)
2.11% 2.00% 2.48% 2.81% 2.85%
Portfolio turnover rate 9.9% 29.7% 23.8% 18.6% 8.7% 7.3%
Net assets, end of
period (in thousands) $408 $554 $927 $1,042 $926 $6,517
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Summit Municipal Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
(1)
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
3/1/19
(1)
Through
10/31/19 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 10.44 $ 12.42 $ 12.11 $ 12.20 $ 11.70
Investment activities
Net investment income
(2)(3)
0.17 0.29 0.29 0.34 0.24
Net realized and unrealized gain/
loss 0.65 (1.98) 0.31 (0.09) 0.50
Total from investment activities 0.82 (1.69) 0.60 0.25 0.74
Distributions
Net investment income (0.16) (0.29) (0.29) (0.34) (0.24)
Net realized gain (0.01) — — —
(4)
—
Total distributions (0.17) (0.29) (0.29) (0.34) (0.24)
NET ASSET VALUE
End of period $ 11.09 $ 10.44 $ 12.42 $ 12.11 $ 12.20

T. ROWE PRICE Summit Municipal Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
3/1/19
(1)
Through
10/31/19 10/31/22 10/31/21 10/31/20
Ratios/Supplemental Data
Total return
(3)(5)
7.87% (13.81)% 4.99% 2.13% 6.36%
Ratios to average net assets:
(3)
Gross expenses before waivers/
payments by Price Associates 0.39%
(6)
0.39% 0.38% 0.39% 0.38%
(6)
Net expenses after waivers/
payments by Price Associates 0.39%
(6)
0.39% 0.38% 0.39% 0.38%
(6)
Net investment income 3.03%
(6)
2.51% 2.32% 2.84% 2.94%
(6)
Portfolio turnover rate 9.9% 29.7% 23.8% 18.6% 8.7%
Net assets, end of period (in
millions) $1,277 $1,167 $1,289 $812 $715
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 5 for details of expense-related arrangements with Price Associates.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Summit Municipal Income Fund
April 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.8%
ALABAMA 2.1%
Alabama Corrections Institution Fin. Auth., 5.25%, 7/1/47  5,000 5,426
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  3,305 3,316
Black Belt Energy Gas Dist., Series A-1, VRDN, 4.00%, 10/1/49
(Tender 10/1/26)  4,295 4,302
Black Belt Energy Gas Dist., Series B, VRDN, 4.00%, 10/1/52
(Tender 12/1/26)  2,945 2,936
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  7,775 8,260
Black Belt Energy Gas Dist., Series D-1, VRDN, 4.00%, 7/1/52
(Tender 6/1/27)  3,810 3,829
Columbia Ind. Dev. Board, Alabama Power Company Project,
Series A, VRDN, PCR, 3.90%, 12/1/37  2,750 2,750
Southeast Alabama Gas Supply Dist., Series A, VRDN, 4.00%,
6/1/49 (Tender 6/1/24)  8,000 8,007
Southeast Energy Auth., A Cooperative Dist., Series B-1, VRDN,
5.00%, 5/1/53 (Tender 8/1/28)  3,910 4,074
Tuscaloosa County IDA, Hunt Refining Project, Series A, 5.25%,
5/1/44  (1) 3,765 3,320
Wilsonville Industrial Dev. Board, Series D, VRDN, 3.95%, 1/1/24  250 250
46,470
ARIZONA 1.7%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 4.278%, 1/1/37  530 491
Chandler IDA, VRDN, 5.00%, 6/1/49 (Tender 6/3/24)  (2) 8,200 8,267
Chandler IDA, Series 2, VRDN, 5.00%, 9/1/52 (Tender 9/1/27)  (2) 6,625 6,903
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series 2018,
5.00%, 7/1/37  (2) 1,760 1,860
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series 2018,
5.00%, 7/1/38  (2) 1,760 1,854
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series A,
5.00%, 7/1/47  (2) 2,115 2,167
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series B,
5.00%, 7/1/49  (2) 7,415 7,630
Phoenix IDA, Downtown Phoenix Student Housing, 5.00%, 7/1/54  940 920
Phoenix IDA, Downtown Phoenix Student Housing, VRDN, 3.50%,
12/1/35 (Tender 5/1/23)  (2) 4,000 4,000
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/42  2,290 2,302
Tempe IDA, Friendship Village, 5.00%, 12/1/50  775 641
Tempe IDA, Friendship Village, 5.00%, 12/1/54  885 719
37,754

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
ARKANSAS 0.2%
Arkansas DFA, Baptist Health, 5.00%, 12/1/47  3,525 3,681
Arkansas DFA, Washington Regional Medical Center, Series B,
5.00%, 2/1/24  565 570
4,251
CALIFORNIA 12.3%
Bay Area Toll Auth., Series B, FRN, 100% of SIFMA + 0.28%,
4.14%, 4/1/56 (Tender 4/1/24)  2,115 2,112
California, GO, 4.00%, 11/1/37  8,110 8,433
California, GO, 5.00%, 4/1/35  2,575 2,886
California, GO, 5.00%, 12/1/35  2,115 2,441
California, GO, 5.00%, 12/1/36  3,175 3,628
California, GO, 5.00%, 4/1/42  2,145 2,299
California, GO, 5.25%, 10/1/45  6,000 6,961
California, Series CU, GO, 5.50%, 12/1/52  4,025 4,345
California Community Choice Fin. Auth., VRDN, 4.00%, 10/1/52
(Tender 12/1/27)  5,000 5,032
California Community Choice Fin. Auth., Green Bond, Series A-1,
VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  1,800 1,910
California Community Housing Agency, Junior Bonds Street Flats,
Series A-2, 4.00%, 8/1/50  (1) 2,960 2,180
California HFFA, Cedars-Sinai Health System, Series A, 5.00%,
8/15/51  6,300 6,827
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28  600 638
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/32  130 138
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/33  1,150 1,219
California HFFA, Common Spirit Health, Series A, 4.00%, 4/1/37  2,120 2,115
California HFFA, Common Spirit Health, Series A, 4.00%, 4/1/38  850 840
California HFFA, Lucile Packard Children's Hospital, 4.00%,
5/15/46  7,050 6,938
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35  1,060 1,147
California HFFA, Sutter Health, Series A, 5.00%, 11/15/41
(Prerefunded 11/15/25)  (3) 3,000 3,176
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  538 545
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/41  5,875 6,024
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/43  9,000 9,148
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/44  5,000 5,059
California Infrastructure & Economic Dev. Bank, Green Bonds,
Series 2019, 5.00%, 8/1/44  4,865 5,237
California Infrastructure & Economic Dev. Bank, Green Bonds,
Series 2019, 5.00%, 8/1/49  2,305 2,467
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/39  495 503

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/49  1,355 1,371
California Municipal Fin. Auth., Community Health System,
Series A, 4.00%, 2/1/51  1,445 1,301
California Municipal Fin. Auth., LINXS APM Project, 5.00%,
12/31/36  (2) 2,855 2,964
California Municipal Fin. Auth., LINXS APM Project, Series A,
4.00%, 12/31/47  (2) 3,000 2,673
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43  (2) 10,015 10,206
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/47  (2) 535 542
California Municipal Fin. Auth., Palomar Health, Series A, COP,
5.25%, 11/1/52  (4) 1,775 1,890
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  2,710 2,919
California Pollution Control Fin. Auth., VRDN, PCR, 3.70%,
11/1/42 (Tender 7/17/23)  (1)(2) 3,000 2,996
California Public Works Board, Series B, 5.00%, 10/1/34  3,595 3,675
California Public Works Board, Judicial Council, Series A, 5.00%,
3/1/38 (Prerefunded 6/1/23)  (3) 1,585 1,587
California School Fin. Auth., Aspire Public School, 5.00%,
8/1/41  (1) 1,130 1,132
California School Fin. Auth., Aspire Public School, 5.00%, 8/1/41
(Prerefunded 8/1/25)  (1)(3) 100 105
California State Univ., Series C, 4.00%, 11/1/45  1,800 1,770
California Statewide CDA, CHF-Irvine, Univ. of California Student
Housing Irvine East Campus Apartments, Series A, 5.00%,
5/15/47  2,820 2,839
California Statewide CDA, Huntington Memorial Hosp., Series B,
5.00%, 7/1/28 (Prerefunded 7/1/24)  (3) 2,050 2,096
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  2,600 2,592
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48  (1) 600 583
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56  (1) 1,390 1,331
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58  (1) 1,630 1,620
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  400 400
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  985 899
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  1,005 855
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/44  1,150 1,152

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
California, Various Purpose, GO, 5.00%, 8/1/30  3,100 3,491
California, Various Purpose, GO, 5.00%, 9/1/31  3,525 3,547
CMFA Special Fin. Agency VII, The Breakwater Apartments,
Series A-2, 4.00%, 8/1/47  (1) 2,305 1,771
CMFA Special Fin. Agency, Solana At Grand, Series A-2, 4.00%,
8/1/45  (1) 970 770
CSCDA Community Improvement Auth., Altana Glendale,
Series A-2, 4.00%, 10/1/56  (1) 7,790 5,785
CSCDA Community Improvement Auth., City of Orange, Series B,
4.00%, 3/1/57  (1) 3,385 2,398
CSCDA Community Improvement Auth., Renaissance at City
Center, Series A, 5.00%, 7/1/51  (1) 680 620
CSCDA Community Improvement Auth., The Link Glendale,
Series A-2, 4.00%, 7/1/56  (1) 1,796 1,280
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/34 (Prerefunded 6/1/25)  (3) 3,525 3,691
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/35 (Prerefunded 6/1/25)  (3) 2,080 2,178
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%, 9/1/37  2,915 2,954
Irvine Fac. Fin. Auth., Series A, 4.00%, 9/1/58  (5)(6) 7,650 7,429
Irvine Fac. Fin. Auth., Series A, 5.25%, 9/1/53  (5)(6) 7,995 9,020
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series D, 5.00%, 3/1/57  1,835 1,853
Los Angeles County Public Works Fin. Auth., Series A, 5.00%,
12/1/33  1,980 2,029
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/38  1,480 1,523
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/40  2,625 2,658
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/43  1,605 1,605
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/41  (2) 6,400 6,543
Los Angeles Dept. of Airports, Series F, 5.00%, 5/15/44  (2) 4,580 4,776
Los Angeles Dept. of Airports, Green Bond, Series G, 4.00%,
5/15/47  (2) 5,475 5,243
Los Angeles Dept. of Airports, Private Activity, Series A, 4.00%,
5/15/41  (2) 2,000 1,945
Los Angeles Dept. of Water & Power, System Revenue, Series D,
5.00%, 7/1/52  2,405 2,655
Metropolitan Water Dist. of Southern California, Series C, FRN,
100% of SIFMA + 0.14%, 4.00%, 7/1/47 (Tender 5/21/24)  705 703
Metropolitan Water Dist. of Southern California, Series D, FRN,
100% of SIFMA + 0.14%, 4.00%, 7/1/37 (Tender 5/21/24)  3,525 3,513
Metropolitan Water Dist. of Southern California, Series E, FRN,
100% of SIFMA + 0.14%, 4.00%, 7/1/37 (Tender 5/21/24)  2,395 2,387
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/30  (4) 705 728
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/31  (4) 1,975 2,040

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/32  (4) 1,845 1,907
Regents of the Univ. of California Medical Center Pooled Revenue,
Series P, 3.50%, 5/15/54  6,000 5,139
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/37  1,335 1,344
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/46  2,140 2,026
Sacramento, 4.00%, 9/1/41  705 627
Sacramento, 4.00%, 9/1/46  1,830 1,551
Sacramento County Airport, Series C, 5.00%, 7/1/37  (2) 1,410 1,482
Sacramento, Railyards Community Fac. Dist. No. 201, Special Tax,
5.25%, 9/1/42  (1) 1,090 1,117
Sacramento, Railyards Community Fac. Dist. No. 201, Special Tax,
5.25%, 9/1/47  (1) 2,455 2,492
Sacramento, Railyards Community Fac. Dist. No. 201, Special Tax,
5.375%, 9/1/52  (1) 1,655 1,684
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/38  (2) 4,405 4,709
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/44  (2) 7,060 7,346
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/30  1,090 1,152
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/33  795 839
Univ. of California Regents, Series M, 5.00%, 5/15/47  3,525 3,734
Univ. of California Regents, Series O, 5.50%, 5/15/58  10,575 11,498
277,528
COLORADO 3.3%
Colorado, COP, 6.00%, 12/15/39  2,375 2,895
Colorado, COP, 6.00%, 12/15/40  9,325 11,300
Colorado, COP, 6.00%, 12/15/41  11,375 13,734
Colorado, Series A, COP, 4.00%, 12/15/36  1,625 1,673
Colorado, Series A, COP, 4.00%, 12/15/38  1,620 1,653
Colorado HFA, Adventist Health System Sunbelt, Series A, 5.00%,
11/15/41  3,525 3,678
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/44  7,050 7,291
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45  (1) 1,285 884
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50  (1) 440 299
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  4,720 4,667
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  2,390 2,342
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  2,975 2,890

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  1,340 1,308
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.25%, 12/1/48  925 884
Denver City & County Airport, Series A, 5.25%, 12/1/48  (2) 9,870 10,248
Denver City & County Airport, Series B, 5.00%, 11/15/43  885 889
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  500 497
Mirabelle Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/49  1,250 1,117
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  1,100 1,024
Regional Transportation Dist., Fastracks Project, Series A, 5.00%,
11/1/46  3,525 3,660
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/38  650 606
73,539
CONNECTICUT 0.6%
Connecticut, Series C, GO, 5.00%, 6/15/32  350 419
Connecticut, Series C, GO, 5.00%, 6/15/33  225 268
Connecticut, Series C, GO, 5.00%, 6/15/34  250 295
Connecticut, Series C, GO, 5.00%, 6/15/35  225 263
Connecticut, Series C, GO, 5.00%, 6/15/36  210 242
Connecticut, Series C, GO, 5.00%, 6/15/37  50 57
Connecticut, Series C, GO, 5.00%, 6/15/38  225 256
Connecticut, Series C, GO, 5.00%, 6/15/40  700 788
Connecticut, Series D, GO, 5.00%, 9/15/32  225 270
Connecticut HEFA, Series L-1, 4.00%, 7/1/23  230 230
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/39  1,750 1,526
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/44  1,065 872
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/49  705 551
Connecticut Special Tax Obligation, Transit Infrastructure,
Series A, 5.00%, 5/1/32  1,585 1,836
Connecticut Special Tax Obligation, Transportation Infrastructure,
Series A, 5.00%, 1/1/33  4,440 4,887
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00% Cash
and 2.05% PIK)   (7)(8)(9) 1,235 275
13,035
DELAWARE 0.9%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  4,230 3,953
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  1,745 1,795
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  3,385 3,456
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  4,760 5,011
Delaware Transportation Auth., Garvee, 5.00%, 9/1/33  885 1,027
Delaware Transportation Auth., Garvee, 5.00%, 9/1/34  1,410 1,626
Delaware Transportation Auth., Garvee, 5.00%, 9/1/35  1,410 1,614

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
University of Delaware, VRDN, 3.80%, 11/1/35  1,950 1,950
20,432
DISTRICT OF COLUMBIA 2.9%
District of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  5,640 1,300
District of Columbia Water & Sewer Auth., Series A, 5.00%,
10/1/48 (Prerefunded 10/1/23)  (3) 3,800 3,828
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  1,290 1,254
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  360 334
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  495 438
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  935 777
District of Columbia, KIPP Project, 4.00%, 7/1/39  2,430 2,254
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/43  (2) 7,525 7,810
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/48  (2) 9,120 9,395
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/46  (2) 2,820 2,967
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/44  7,250 7,629
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, STEP, 6.50%, 10/1/44  1,515 1,721
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/43  2,855 3,001
Washington Metropolitan Area Transit Auth., Series A, 4.125%,
7/15/47  8,455 8,346
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/38  1,760 1,963
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/39  3,875 4,302
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  5,200 5,983
Washington Metropolitan Area Transit Auth., Green Bonds,
Series A, 5.00%, 7/15/41  1,760 1,959
65,261
FLORIDA 7.8%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34  1,835 1,419
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series A,
5.00%, 12/1/44  3,970 3,978
Brevard County HFA, Health First, 5.00%, 4/1/39  2,115 2,140
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/30  520 546

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/32  400 417
Central Florida Expressway Auth., 5.00%, 7/1/42  3,685 3,874
Central Florida Expressway Auth., Series B, 5.00%, 7/1/34  1,270 1,335
Collier County Water-Sewer Dist., 4.00%, 7/1/40  5,890 5,927
Collier County Water-Sewer Dist., 4.00%, 7/1/44  3,525 3,532
Duval County Public Schools, Series A, COP, 5.00%, 7/1/34  (4) 2,700 3,074
Everest GMR Community Development Dist., 6.20%, 5/1/54  2,500 2,480
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
4.50%, 6/1/33  (1) 1,410 1,362
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
4.75%, 6/1/38  (1) 1,515 1,402
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
5.00%, 6/1/48  (1) 2,975 2,637
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/32  (2) 705 749
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/44  (2) 8,700 9,063
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/47  (2) 10,575 10,808
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/49  (2) 2,350 2,430
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/52  (2) 1,060 1,079
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/30  (2) 580 628
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/31  (2) 600 648
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/46  (2) 3,525 3,608
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53  (1) 1,960 1,698
JEA Electric System, Series 3A, 4.00%, 10/1/37  3,525 3,565
Lakewood Ranch Stewardship Dist., Lakewood National Polo Run,
5.375%, 5/1/47  980 989
Lee County Florida Airport Revenue, Series A, 5.00%, 10/1/27  (2) 3,525 3,751
Lee Memorial Health System, Series A-1, 5.00%, 4/1/39  970 1,029
Lee Memorial Health System, Series A-1, 5.00%, 4/1/44  5,130 5,346
Martin County HFA, Martin Memorial Medical Center, 5.00%,
11/15/45 (Prerefunded 11/15/24)  (3) 2,645 2,715
Miami-Dade County Aviation Revenue, Series A, 5.00%,
10/1/34  (2) 4,470 4,525
Miami-Dade County Aviation Revenue, Series A, 5.00%,
10/1/49  (2) 10,700 11,004
Miami-Dade County EFA, Series A, 5.00%, 4/1/53  7,050 7,329
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%, 4/1/40  8,020 8,197
Miami-Dade County Seaport Dept., Series A, 5.25%, 10/1/52  (2) 3,015 3,221
Miami-Dade County Seaport Dept., Series A-1, 4.00%, 10/1/45  (2)
(4) 4,300 4,170
Orange County HFA, Orlando Health, Series A, 5.00%, 10/1/39  4,480 4,690
Orange County HFA, Orlando Health Obligated Group, 4.00%,
10/1/52  11,040 10,234

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Orlando-Orange County Expressway Auth., 5.00%, 7/1/32
(Prerefunded 7/1/23)  (3) 1,060 1,063
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  1,815 1,719
Palm Beach County HFA, Baptist Health, 4.00%, 8/15/49  9,290 8,486
Palm Beach County HFA, Toby & Leon Cooperman Sinai, 4.25%,
6/1/56  2,105 1,503
Sarasota County Public Hosp. Dist., Sarasota Memorial Hosp.,
5.00%, 7/1/41  7,050 7,363
South Miami HFA, Baptist South Florida, 5.00%, 8/15/47  5,820 5,947
Tampa-Hillsborough County Expressway Auth., 5.00%, 7/1/47  10,575 11,008
Village Community Dev. Dist. No. 14, 5.375%, 5/1/42  1,060 1,054
Village Community Dev. Dist. No. 14, 5.50%, 5/1/53  2,675 2,608
176,350
GEORGIA 6.4%
Atlanta Airport, Series B, 5.00%, 1/1/33  1,760 1,779
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35  (8)(9) 835 376
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40  (8)(9) 3,405 1,532
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/40  1,605 1,649
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/44  7,755 7,931
Atlanta, Social Bond, Series A-1, GO, 5.00%, 12/1/41  8,920 10,166
Burke County Dev. Auth., PCR, Georgia Power Plant Vogtle
Project, VRDN, 4.20%, 11/1/52  5,900 5,900
Fulton County Dev. Auth., WellStar Health, Series A, 4.00%, 4/1/50  2,080 1,920
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/37  935 974
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/42  3,465 3,547
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/47  1,000 1,017
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  1,850 1,936
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  2,590 2,744
Gainesville & Hall County CDA, Active Retirement Communities,
5.00%, 11/15/33  1,410 1,423
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 4.00%, 2/15/46  4,000 3,756
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 4.00%, 2/15/51  3,500 3,233
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.25%, 8/15/49 (Prerefunded 2/15/25)  (3) 7,755 8,072
George L Smith II Congress Center Auth., 4.00%, 1/1/36  1,130 1,051
George L Smith II Congress Center Auth., 4.00%, 1/1/54  11,550 9,315
George L Smith II Congress Center Auth., 5.00%, 1/1/54  (1) 2,690 2,147
Georgia Ports Auth., 5.00%, 7/1/47  5,840 6,438

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Georgia Ports Auth., 5.25%, 7/1/52  7,600 8,466
Georgia Private Colleges & Univ. Auth., Emory Univ., Series B,
4.00%, 9/1/40  5,375 5,439
Georgia Private Colleges & Univ. Auth., Emory Univ., Series B,
5.00%, 10/1/38  2,060 2,161
Griffin-Spalding County Hosp. Auth., WellStar Health, Series A,
RAC, 5.00%, 4/1/37  1,060 1,105
Main Street Natural Gas, Series A, 5.00%, 5/15/31  2,820 2,944
Main Street Natural Gas, Series A, 5.00%, 5/15/32  1,760 1,836
Main Street Natural Gas, Series A, VRDN, 4.00%, 4/1/48 (Tender
9/1/23)  3,000 3,002
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52 (Tender
9/1/27)  8,535 8,573
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/52 (Tender
6/1/29)  4,400 4,617
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 4.00%, 8/1/49 (Tender 12/2/24)  1,975 1,985
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)  4,510 4,516
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  11,180 11,168
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/26  480 502
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/27  905 964
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/28  250 270
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 1/1/49  3,555 3,627
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/26  2,555 2,669
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/27  1,435 1,524
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/28  1,515 1,639
Savannah Hosp. Auth., Saint Joseph's/Candler Health, Series A,
5.50%, 7/1/31  1,320 1,323
145,236
GUAM 0.0%
Guam Business Privilege Tax, Series F, 4.00%, 1/1/42  1,330 1,193
1,193
HAWAII 0.2%
Hawaii Airports System, Series A, 5.00%, 7/1/43  (2) 4,230 4,376
4,376
IDAHO 0.4%
Idaho HFA, Series A, 5.25%, 8/15/48  3,100 3,508

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/39  4,465 4,504
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51  (1) 2,890 2,126
10,138
ILLINOIS 4.3%
Chicago, Series A, GO, 5.50%, 1/1/49  2,150 2,239
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/24  (4) 705 719
Chicago Midway Int'l. Airport, Series A, 5.00%, 1/1/33  (2) 2,540 2,553
Chicago Midway Int'l. Airport, Series A, 5.00%, 1/1/34  (2) 1,695 1,703
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27  (2) 3,525 3,590
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/48  (2) 2,115 2,171
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/28  1,525 1,569
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/46  (2) 4,275 4,291
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/47  2,625 2,708
Chicago O'Hare Int'l. Airport, Senior Lien, Series A, 4.50%,
1/1/48  (2) 5,700 5,685
Chicago, Chicago Works, Series A, GO, 5.50%, 1/1/40  1,500 1,624
Chicago, Chicago Works, Series A, GO, 5.50%, 1/1/43  1,125 1,189
Chicago, Wastewater Transmission, Series C, 5.00%, 1/1/31  985 1,002
Cook County Sales Tax Revenue, Series A, 5.25%, 11/15/45  2,850 3,091
Illinois, GO, 5.50%, 5/1/25  960 996
Illinois, GO, 5.50%, 5/1/26  1,150 1,219
Illinois, GO, 5.50%, 7/1/38 (Prerefunded 7/10/23)  (3) 3,175 3,188
Illinois, Series A, GO, 5.00%, 3/1/24  330 334
Illinois, Series A, GO, 5.00%, 3/1/25  885 908
Illinois, Series A, GO, 5.00%, 10/1/25  565 585
Illinois, Series A, GO, 5.00%, 10/1/31  705 763
Illinois, Series A, GO, 5.00%, 3/1/33  1,400 1,572
Illinois, Series A, GO, 5.00%, 3/1/35  1,900 2,085
Illinois, Series A, GO, 5.50%, 3/1/42  1,700 1,880
Illinois, Series A, GO, 5.50%, 3/1/47  2,575 2,817
Illinois, Series B, GO, 4.00%, 11/1/33  3,525 3,586
Illinois, Series B, GO, 5.00%, 3/1/24  440 445
Illinois, Series B, GO, 5.00%, 10/1/31  1,060 1,147
Illinois, Series B, GO, 5.00%, 10/1/32  845 913
Illinois, Series B, GO, 5.50%, 5/1/47  (6) 1,225 1,340
Illinois, Series C, GO, 5.00%, 11/1/29  6,700 7,171
Illinois, Series D, GO, 5.00%, 11/1/24  3,555 3,629
Illinois, Series D, GO, 5.00%, 11/1/26  3,590 3,789
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/34  305 327
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/36  450 478
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/41  1,310 1,362
Illinois Fin. Auth., Depaul College, 5.625%, 8/1/53  (1) 1,100 1,088
Illinois State Toll Highway Auth., Series A, 5.25%, 1/1/45  (6) 6,875 7,738

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
12/15/42  1,920 1,757
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
6/15/52  1,840 1,578
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  3,365 3,399
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/36  1,180 650
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/40  1,150 511
Regional Transportation Auth., Series A, 6.00%, 7/1/33  (10) 1,410 1,739
Regional Transportation Auth., Series B, 5.50%, 6/1/27  (10) 3,240 3,470
96,598
INDIANA 0.5%
Indiana Fin. Auth., Depauw University Project, Series A, 5.50%,
7/1/52  6,000 6,282
Indiana Fin. Auth., Parkview Health System, Series D, VRDN,
3.75%, 11/1/39  300 300
Valparaiso, Pratt Paper, 6.75%, 1/1/34  (2) 1,410 1,435
Valparaiso, Pratt Paper, 7.00%, 1/1/44  (2) 400 408
Whiting, BP Products, VRDN, 5.00%, 12/1/44 (Tender 6/5/26)  (2) 3,825 3,934
12,359
KANSAS 0.4%
Overland Park Sales Tax Revenue, Bluhawk Star Bond, Series A,
6.50%, 11/15/42  (1) 4,050 4,142
Univ. of Kansas Hosp. Auth., Series A, 5.00%, 9/1/48  4,230 4,455
8,597
KENTUCKY 1.1%
Ashland, Ashland Medical Center, 4.00%, 2/1/33  415 417
Ashland, Ashland Medical Center, 4.00%, 2/1/35  335 335
Ashland, Ashland Medical Center, 4.00%, 2/1/38  455 428
Ashland, Ashland Medical Center, 5.00%, 2/1/32  230 246
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  940 953
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  580 584
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  2,380 2,384
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  1,570 1,614
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  3,405 3,435
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  5,125 5,130

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Kentucky Public Energy Auth., Gas Supply, Series B, VRDN,
4.00%, 1/1/49 (Tender 1/1/25)  8,810 8,832
24,358
LOUISIANA 1.2%
New Orleans Aviation Board, General Airport, Series D-2, 5.00%,
1/1/38  (2) 885 911
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  1,315 1,362
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/48  2,995 3,087
New Orleans Aviation Board, General Airport North Terminal
Project, Series B, 5.00%, 1/1/34  (2) 2,820 2,870
New Orleans Aviation Board, General Airport North Terminal
Project, Series B, 5.00%, 1/1/48  (2) 1,620 1,643
New Orleans Sewerage Service, 5.00%, 6/1/40 (Prerefunded
6/1/25)  (3) 1,060 1,108
New Orleans Sewerage Service, 5.00%, 6/1/45 (Prerefunded
6/1/25)  (3) 950 993
New Orleans Water System, 5.00%, 12/1/45 (Prerefunded
12/1/25)  (3) 3,875 4,083
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25)  (1) 2,820 2,892
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%, 6/1/37
(Tender 7/1/26)  4,400 4,377
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  440 430
Saint John the Baptist Parish, Marathon Oil, Series A-3, VRDN,
2.20%, 6/1/37 (Tender 7/1/26)  1,060 997
Saint John the Baptist Parish, Marathon Oil, Series B-1, VRDN,
2.125%, 6/1/37 (Tender 7/1/24)  705 689
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  705 667
26,109
MARYLAND 3.9%
Anne County Arundel, GO, 5.00%, 10/1/46  4,415 5,014
Baltimore City, Convention Center Hotel, 5.00%, 9/1/36  2,080 2,087
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,575 1,479
Baltimore City, Wastewater, Series C, 5.00%, 7/1/33  2,245 2,326
Baltimore City, Water, 5.00%, 7/1/31  1,520 1,576
Baltimore City, Water, Series B, 5.00%, 7/1/28 (Prerefunded
1/1/24)  (3) 1,060 1,073
Baltimore City, Water, Series B, 5.00%, 7/1/30 (Prerefunded
1/1/24)  (3) 1,610 1,630
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  310 306
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  210 203
Maryland CDA, Series A, 4.50%, 9/1/48  1,835 1,856

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Maryland DOT, Series B, 4.00%, 8/1/37  (2) 1,145 1,144
Maryland DOT, Series B, 4.00%, 8/1/38  (2) 1,370 1,360
Maryland DOT, Series B, 5.00%, 8/1/36  (2) 705 767
Maryland DOT, Series B, 5.00%, 8/1/46  (2) 4,155 4,350
Maryland Economic Dev., Series A, 5.00%, 11/12/28  (2) 3,700 3,806
Maryland Economic Dev., Series B, 5.25%, 6/30/52  (2) 2,000 2,028
Maryland Economic Dev., Series B, 5.25%, 6/30/55  (2) 10,515 10,636
Maryland Economic Dev., Annapolis Mobility & Resilience Project,
5.00%, 12/31/42  2,270 2,361
Maryland Economic Dev., Port Covington Project, 4.00%, 9/1/50  810 666
Maryland HHEFA, 5.00%, 7/1/39 (Prerefunded 7/1/24)  (3) 3,525 3,598
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36  1,020 1,056
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46  4,375 4,432
Maryland HHEFA, MedStar Health, 5.00%, 8/15/33  3,175 3,264
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  4,615 4,758
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/27  2,155 2,213
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  1,315 1,330
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  1,410 1,267
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  2,090 1,821
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  1,295 1,107
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34
(Prerefunded 7/1/24)  (3) 1,760 1,802
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/35  2,820 3,098
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series A, 5.00%, 5/1/42  4,080 4,331
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  1,760 1,988
Maryland Transportation Auth., 4.00%, 7/1/50  1,445 1,409
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/33  (2) 2,290 2,327
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  1,760 1,523
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  210 199
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,410 1,150
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  2,115 1,586
88,927
MASSACHUSETTS 0.3%
Massachusetts DFA, NewBridge Charles, 5.00%, 10/1/57  (1) 1,130 1,010
Massachusetts DOT, Series A, 5.00%, 1/1/32  5,535 6,226
7,236

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
MICHIGAN 2.7%
Detroit, GO, 5.00%, 4/1/27  565 586
Detroit, GO, 5.50%, 4/1/32  415 450
Detroit, GO, 5.50%, 4/1/34  235 254
Detroit, GO, 5.50%, 4/1/36  305 324
Detroit, GO, 5.50%, 4/1/38  690 725
Detroit, GO, 5.50%, 4/1/40  475 495
Detroit, GO, 5.50%, 4/1/45  355 365
Detroit, GO, 5.50%, 4/1/50  705 720
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/43  (4) 1,480 1,482
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/48  (4) 1,620 1,611
Great Lakes Water Auth., Sewage Disposal, Series A, 5.25%,
7/1/47  7,900 8,598
Great Lakes Water Auth., Sewage Disposal, Series C, 5.00%,
7/1/36  2,325 2,443
Great Lakes Water Auth., Water Supply, Series A, 5.25%, 7/1/47  5,885 6,405
Great Lakes Water Auth., Water Supply, Series B, 5.00%, 7/1/46  7,670 7,905
Kentwood Economic Dev., Holland Home Obligated Group, 4.00%,
11/15/31  635 581
Kentwood Economic Dev., Holland Home Obligated Group, 4.00%,
11/15/43  885 677
Michigan Fin. Auth., Great Lakes Water Auth., Water Supply,
Series D-2, 5.00%, 7/1/34  1,585 1,632
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/34  2,275 2,383
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/37  2,470 2,556
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/35  1,640 1,684
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/37  980 1,034
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/38  1,410 1,478
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/39  6,175 6,438
Michigan Fin. Auth., McLaren Health Care, Series B, 5.00%,
5/15/35  3,525 3,624
Wayne County, Series C, 5.00%, 12/1/37  (1)(2)(4) 7,050 7,332
61,782
MISSOURI 0.9%
Kansas City IDA, Kansas City Int'l. Airport, Series A, 5.00%,
3/1/57  (2)(4) 5,885 6,063
Missouri HEFA, Washington Univ., Series B, VRDN, 3.80%, 3/1/40  1,500 1,500
Missouri Joint Municipal Electric Utility Commission, IATAN 2,
Series A, 5.00%, 1/1/33  1,410 1,421
Missouri Joint Municipal Electric Utility Commission, Plum Point,
Series A, 5.00%, 1/1/33  3,525 3,599
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  4,715 4,028

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  530 493
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  1,375 1,197
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  580 525
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  60 52
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  415 333
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  355 264
19,475
NEBRASKA 0.2%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  4,035 4,224
4,224
NEVADA 1.0%
Clark County Dept. of Aviation, Series B, 5.00%, 7/1/26  (2) 5,235 5,474
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/33  1,475 1,653
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43  7,615 7,985
Las Vegas Redev. Agency, 5.00%, 6/15/40  2,265 2,319
Las Vegas Redev. Agency, 5.00%, 6/15/45  1,790 1,821
Nevada Dept. of Business & Industry, Republic Services, VRDN,
3.75%, 12/1/26 (Tender 6/1/23)  (1)(2) 3,400 3,398
Sparks, Series A, 2.50%, 6/15/24  (1) 185 181
22,831
NEW HAMPSHIRE 0.4%
National Fin. Auth., Series 2020-1, Class A, 4.125%, 1/20/34  3,779 3,701
New Hampshire Business Fin. Auth., Series A, 4.00%, 7/1/51  5,110 5,032
8,733
NEW JERSEY 5.9%
Essex County Improvement Auth., Series A, 4.00%, 8/1/46  (5) 845 824
Hudson County Improvement Auth., Hudson County Courthouse
Project, 4.00%, 10/1/33  1,410 1,517
New Jersey Economic Dev. Auth., Continental Airlines, 5.125%,
9/15/23  (2) 100 100
New Jersey Economic Dev. Auth., Continental Airlines, Series B,
5.625%, 11/15/30  (2) 1,760 1,785
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/39  1,190 1,067
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%,
1/1/31  (2)(4) 705 711
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34  (2) 1,265 1,274
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
7/1/42  (2)(4) 775 778

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43  (2) 2,115 2,122
New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%,
1/1/52  (2) 1,435 1,441
New Jersey Economic Dev. Auth., Middlesex Water, 5.00%,
8/1/59  (2) 705 728
New Jersey Economic Dev. Auth., Middlesex Water, Series A,
5.00%, 10/1/23  1,730 1,741
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/37  (2) 4,175 4,190
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/47  (2) 4,085 3,956
New Jersey Economic Dev. Auth., Transit Transportation Project,
4.00%, 11/1/38  705 709
New Jersey Economic Dev. Auth., Transit Transportation Project,
4.00%, 11/1/44  1,585 1,536
New Jersey HCFFA, Barnabas Health, 3.00%, 7/1/51  10,100 7,626
New Jersey HCFFA, Barnabas Health, 4.00%, 7/1/45  3,750 3,665
New Jersey HCFFA, Barnabas Health, 4.00%, 7/1/51  2,000 1,898
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/44  2,365 2,393
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  1,410 1,461
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/43  4,160 4,290
New Jersey Institute of Technology, Series A, 5.00%, 7/1/40  2,470 2,537
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46  2,590 2,838
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/34  1,705 1,775
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/35  885 913
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/36  4,685 4,779
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/39  2,045 2,049
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/40  2,045 2,032
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  4,830 4,734
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
12/15/25  2,045 2,136
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/36  1,230 1,371
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/37  935 1,032
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A, 5.00%, 6/15/31  2,045 2,159

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  12,675 13,478
New Jersey Transportation Trust Fund Auth., Transportation
System, Series BB, 4.00%, 6/15/46  2,850 2,731
New Jersey Transportation Trust Fund Auth., Transportation
System, Series BB, 4.00%, 6/15/50  2,305 2,176
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  9,275 9,221
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/51  6,300 6,116
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  5,050 5,652
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/25  5,975 6,245
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/26  4,910 5,247
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  7,115 7,440
132,473
NEW MEXICO 0.1%
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series C, VRDN, PCR, 1.15%, 6/1/40 (Tender 6/1/24)  1,410 1,360
1,360
NEW YORK 8.3%
Brooklyn Arena Local Dev., Series A, 5.00%, 7/15/42  3,385 3,372
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35  (1)(2) 1,060 1,072
Dormitory Auth. of the State of New York, Series 2022A, 5.00%,
3/15/46  5,395 5,909
Dormitory Auth. of the State of New York, Series A, 3.00%, 7/1/48  3,800 2,835
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/35  5,150 5,457
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/27  (1) 1,300 1,327
Dormitory Auth. of the State of New York, Personal Income Tax,
Series E, 4.00%, 3/15/49  6,000 5,853
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/35  4,265 4,526
Dormitory Auth. of the State of New York, School Dist., Unrefunded
Balance, Series A, 5.00%, 10/1/25  40 40
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/37  1,840 1,913
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  525 456
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  6,690 1,705
Glen Cove Local Economic Assistance, Garvies Point, Series C,
STEP, 0.00%, 1/1/55  680 589
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/34  935 953
Metropolitan Transportation Auth., Series B, 5.25%, 11/15/26  (4) 2,820 3,031

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Metropolitan Transportation Auth., Series D2A-1, FRN, 67% of
SOFR + 0.55%, 3.766%, 11/1/32 (Tender 4/1/24)  (4) 1,180 1,174
Metropolitan Transportation Auth., Series D2B-2, FRN, 67% of
SOFR + 0.55%, 3.773%, 11/1/32 (Tender 4/1/24)  (4) 3,755 3,736
Metropolitan Transportation Auth., Series E-1, VRDN, 3.77%,
11/15/50  3,550 3,550
Metropolitan Transportation Auth., Dedicated Tax Fund, Series A,
5.25%, 11/15/31  3,525 3,799
Metropolitan Transportation Auth., Green Bond, Series A-1, 5.00%,
11/15/49  7,230 7,475
Nassau County IDA, Amsterdam at Harborside, Series A, 9.00%,
1/1/41  (1) 965 801
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58  2,097 944
New York City, Series B-1, GO, 5.00%, 10/1/42  4,935 5,336
New York City, Series D, GO, 5.00%, 12/1/42  3,525 3,778
New York City, Series D-1, GO, 5.50%, 5/1/44  1,175 1,354
New York City, Series D-1, GO, 5.50%, 5/1/46  1,750 2,008
New York City, Series F-1, GO, 4.00%, 3/1/40  1,430 1,433
New York City, Series J, GO, 5.00%, 8/1/30  3,035 3,104
New York City Municipal Water Fin. Auth., Series AA-1, 5.25%,
6/15/52  2,750 3,079
New York City Municipal Water Fin. Auth., Series BB-2, VRDN,
3.77%, 6/15/53  1,000 1,000
New York City Municipal Water Fin. Auth., Series CC-2, 5.00%,
6/15/26  1,605 1,653
New York City Municipal Water Fin. Auth., Series DD, 4.125%,
6/15/46  6,250 6,211
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
4.00%, 11/1/36  355 367
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
4.00%, 11/1/37  1,060 1,081
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series A-1, 4.00%, 11/1/38  3,210 3,258
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series A-3, 4.00%, 5/1/44  1,915 1,883
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series B-1, 4.00%, 11/1/39  2,350 2,358
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series B-1, 5.00%, 8/1/38  3,525 3,825
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series C-1, 4.00%, 5/1/39  1,175 1,180
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series F-1, 5.25%, 2/1/40  3,500 4,046
New York Liberty Dev., 1 World Trade Center, 3.00%, 2/15/42  3,500 2,780
New York Liberty Dev., 1 World Trade Center, 4.00%, 2/15/43  1,030 1,005

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34  (1) 1,230 1,231
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40  (1) 2,470 2,471
New York Liberty Dev., Bank of America Tower at One Bryant Park,
Class 3, 2.80%, 9/15/69  2,010 1,816
New York State Housing Fin. Agency, Series L-2, 0.75%, 11/1/25  3,175 2,921
New York State Housing Fin. Agency, Series M-2, 0.75%, 11/1/25  1,760 1,619
New York State Thruway Auth., Series B, 4.00%, 1/1/38  13,930 14,007
New York State Thruway Auth., Green Bond, Series C, 5.00%,
3/15/53  5,290 5,743
New York State Urban Dev., Personal Income Tax, Series C,
5.00%, 3/15/47  3,525 3,822
New York Transportation Dev., 5.00%, 12/1/39  (2) 1,025 1,078
New York Transportation Dev., 5.00%, 12/1/40  (2) 675 705
New York Transportation Dev., 5.00%, 12/1/41  (2) 675 702
New York Transportation Dev., 5.00%, 12/1/42  (2) 675 699
New York Transportation Dev., American Airlines, 5.00%,
8/1/31  (2) 1,025 1,026
New York Transportation Dev., Delta Air Lines LaGuardia Airport,
5.00%, 1/1/27  (2) 6,000 6,228
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 1/1/34  (2) 2,115 2,209
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/35  (2) 6,960 7,334
Onondaga County Trust for Cultural Resources, Syracuse
University Project, 4.00%, 12/1/41  1,900 1,905
Onondaga County Trust for Cultural Resources, Syracuse
University Project, 4.00%, 12/1/49  6,000 5,789
Port Auth. of New York & New Jersey, Consolidated Bonds, 5.00%,
1/15/47  (2) 9,500 10,058
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 214, 4.00%, 9/1/43  (2) 1,375 1,314
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  3,180 3,202
187,135
NORTH CAROLINA 2.0%
Charlotte-Mecklenburg Hosp. Auth., Carolina Healthcare, Series B,
VRDN, 3.80%, 1/15/38  2,830 2,830
Greater Asheville Regional Airport Auth., Series A, 5.50%,
7/1/47  (2)(4) 7,615 8,316
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/35  705 676
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/39  1,020 935

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/44  1,490 1,301
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/49  705 599
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/40  3,955 4,002
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/45  9,280 9,337
North Carolina Municipal Power Agency #1, Catawba, Series A,
5.00%, 1/1/28  5,395 5,697
North Carolina Turnpike Auth., 5.00%, 1/1/40  7,660 8,009
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/34  (2) 1,515 1,670
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/35  (2) 705 772
44,144
OHIO 2.5%
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/37  1,835 1,827
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/38  1,230 1,212
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/39  2,470 2,413
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  22,345 20,827
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/40  215 212
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/41  245 239
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/46  530 473
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/51  705 610
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  3,395 3,462
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  2,425 2,472
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/44  2,855 2,707
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/51  3,945 3,677
Hamilton County, Life Enriching Communities, 5.00%, 1/1/36  1,060 1,021
Hamilton County, Life Enriching Communities, 5.00%, 1/1/46  2,960 2,596
Hamilton County, Life Enriching Communities, Series A, 5.00%,
1/1/52  705 600
Ohio, Series A, 5.00%, 1/15/50  5,640 5,826
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  1,375 1,283
Ohio Air Quality Dev. Auth., Pratt Paper, 4.25%, 1/15/38  (1)(2) 400 378
Ohio Air Quality Dev. Auth., Pratt Paper, 4.50%, 1/15/48  (1)(2) 1,090 1,003

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Ohio Higher Ed. Fac. Commission, Cleveland Clinic, Series B-4,
VRDN, 3.72%, 1/1/43  2,800 2,800
55,638
OKLAHOMA 0.2%
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.00%,
4/1/33  (8)(9) 705 352
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.875%,
4/1/30  (8)(9) 175 87
Oklahoma DFA, OU Medicine Project, Series B, 5.25%, 8/15/48  1,115 1,032
Oklahoma Turnpike Auth., Series C, 5.00%, 1/1/47  915 956
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,640 1,638
4,065
OREGON 0.5%
Oregon Fac. Auth., Legacy Health, Series A, 5.00%, 6/1/46  2,595 2,649
Oregon Fac. Auth., Legacy Health, Series A, 5.00%, 6/1/52  2,175 2,264
Oregon Fac. Auth., Legacy Health, Series B, 5.00%, 6/1/30  1,700 1,899
Port of Portland Airport, Series 24B, 5.00%, 7/1/42  (2) 2,115 2,162
Port of Portland Airport, Series A, 4.00%, 7/1/39  (2) 3,525 3,471
12,445
PENNSYLVANIA 2.4%
Chester County IDA, 4.00%, 12/1/46  1,605 1,549
Chester County IDA, 4.00%, 12/1/51  1,520 1,448
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/40  (1) 3,035 2,492
Doylestown Hosp. Auth., Doylestown Hosp., Series A, 5.00%,
7/1/49  2,600 2,044
Franklin County IDA, Menno Haven, 5.00%, 12/1/38  705 621
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series A, 5.00%, 9/1/34  1,940 2,072
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series A, 5.00%, 9/1/37  1,760 1,847
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/45 (Prerefunded 1/15/25)  (3) 3,010 3,118
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44  (2) 2,500 2,510
Pennsylvania Economic DFA, The Penndot Major Bridges Package
One Project, 5.50%, 6/30/39  (2) 2,250 2,477
Pennsylvania Economic DFA, The Penndot Major Bridges Package
One Project, 5.75%, 6/30/48  (2) 3,935 4,289
Pennsylvania Economic DFA, The Penndot Major Bridges Package
One Project, 6.00%, 6/30/61  (2) 6,520 7,279
Pennsylvania Economic DFA, Waste Management, VRDN, 3.50%,
8/1/45 (Tender 8/1/23)  (2)(6) 2,200 2,200
Pennsylvania Higher EFA, Thomas Jefferson Univ., Series A,
5.00%, 9/1/39  1,060 1,081

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Pennsylvania Higher EFA, Univ. of Pennsylvania, Series A, 4.00%,
8/15/43  2,290 2,259
Philadelphia Auth. for Ind. Dev., Saint Josephs Univ., 5.25%,
11/1/52  3,565 3,819
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/34  5,410 5,547
Philadelphia School Dist., Series A, GO, 5.00%, 9/1/44  4,370 4,650
State Public School Building Auth., Series A, 5.00%, 6/1/32  (4) 3,525 3,737
55,039
PUERTO RICO 3.5%
Puerto Rico Commonwealth, VR, GO, 0.001%, 11/1/43  (11) 3,476 1,634
Puerto Rico Commonwealth, VR, GO, 0.001%, 11/1/51  (9)(11) 2,400 1,131
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 4.00%, 7/1/42  (1) 2,285 1,935
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/25  (1) 315 318
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/33  (1) 1,050 1,051
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 4.00%, 7/1/42  (1) 3,525 2,985
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 5.00%, 7/1/25  (1) 1,165 1,177
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 5.00%, 7/1/33  (1) 4,935 4,942
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/28  (1) 1,205 1,224
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35  (1) 2,915 2,907
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37  (1) 5,250 5,181
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/42  (1) 1,890 1,600
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/29  (1) 2,225 2,257
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37  (1) 1,200 1,184
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  407 386
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,569 916
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  1,219 1,115
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  1,095 980
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  2,265 1,979
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  1,278 1,072

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%,
7/1/23  681 681
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  4,672 4,759
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  8,662 9,028
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,324 1,400
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  3,227 3,454
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42  (9)(12) 35 25
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27  (9)
(12) 60 42
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27  (9)
(12) 475 334
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28  (9)
(12) 130 91
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20  (9)(12) 170 118
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24  (9)(12) 660 463
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25  (9)(12) 215 151
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26  (9)(12) 260 183
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27  (9)(12) 1,575 1,106
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37  (9)(12) 1,420 998
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28  (9)
(12) 680 478
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33  (9)
(12) 165 116
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18  (9)
(12) 140 98
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27  (9)(12) 60 42
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40  (9)(12) 160 112
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36  (9)(12) 125 89
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17  (9)(12) 40 27
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17  (9)(12) 70 49
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28  (9)(12) 55 39
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19  (9)(12) 525 366
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23  (9)(12) 120 84
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24  (9)(12) 60 42
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  856 856
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  9,186 8,589
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  961 926
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  3,729 3,087

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  1,940 1,318
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  3,960 2,421
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  9,095 2,474
80,020
RHODE ISLAND 0.0%
Central Falls Detention Fac., 7.25%, 7/15/35  (8)(9) 490 88
88
SOUTH CAROLINA 0.7%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  1,697 924
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  3,686 923
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  5,292 648
Patriots Energy Group Fin. Agency, Series A, VRDN, 4.00%,
10/1/48 (Tender 2/1/24)  3,525 3,531
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  1,355 1,271
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  1,530 1,612
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/36  3,525 3,689
South Carolina Public Service Auth., Series B, 5.00%, 12/1/51  3,525 3,605
16,203
TENNESSEE 1.3%
Blount County Health & Ed. Fac. Board, Asbury, Series A, 5.00%,
1/1/47  (8)(9) 2,750 1,650
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  2,290 2,428
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35  1,985 2,065
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40  1,090 1,117
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/46  9,330 9,483
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/44  (2) 2,115 2,205
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/54  (2) 3,455 3,560
Metropolitan Nashville Airport Auth., Series B, 5.50%, 7/1/52  (2) 4,530 4,907
Public Building Auth. of Sevier County TN, Public Improvement,
VRDN, 3.89%, 3/1/49  3,050 3,050
30,465
TEXAS 8.4%
Arlington Higher Ed. Fin., Riverwalk Ed. Foundation, 5.00%,
8/15/47  1,780 1,913

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Arlington Higher Ed. Fin., Riverwalk Ed. Foundation, 5.00%,
8/15/52  5,155 5,503
Austin Airport, Series B, 5.00%, 11/15/41  (2) 950 972
Austin Airport, Series B, 5.00%, 11/15/44  (2) 3,525 3,664
Austin Airport System Revenue, 5.00%, 11/15/43  (2) 1,000 1,062
Austin Airport System Revenue, 5.25%, 11/15/47  (2) 1,555 1,664
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  915 942
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/26  740 739
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/28  395 410
Central Texas Regional Mobility Auth., Series B, 4.00%, 1/1/51  3,440 3,137
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/46  6,300 6,671
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 6.125%, 8/15/48  3,000 3,014
Dallas Area Rapid Transit, Series B, 5.00%, 12/1/47  3,530 3,830
Dallas Hotel Occupancy Tax, 4.00%, 8/15/29  1,765 1,802
Dallas Hotel Occupancy Tax, 4.00%, 8/15/30  1,965 2,004
Dallas Hotel Occupancy Tax, 4.00%, 8/15/31  1,005 1,023
Dallas Hotel Occupancy Tax, 4.00%, 8/15/32  800 813
Dallas Hotel Occupancy Tax, 4.00%, 8/15/33  800 811
Dallas/Fort Worth Int'l. Airport, Series A, 5.25%, 11/1/30  (2) 4,255 4,284
Grand Parkway Transportation, Grand Parkway System, 4.00%,
10/1/49  (4) 4,850 4,630
Harris County Cultural Ed. Fac. Fin., Brazos Presbyterian Homes,
Series B, 6.375%, 1/1/33  100 100
Harris County Cultural Ed. Fac. Fin., Methodist Hospital, Series B,
VRDN, 3.80%, 12/1/59  24,630 24,630
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/31  465 508
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/33  4,635 5,037
Harris County Health Fac. Dev., Methodist Hosp. System,
Series A-1, VRDN, 3.80%, 12/1/41  3,800 3,800
Harris County Health Fac. Dev., Methodist Hosp. System,
Series C-2, 3.85%, 5/1/23  4,800 4,800
Harris County Health Fac. Dev., Methodist Hospital System,
Series A-2, VRDN, 3.80%, 12/1/41  1,500 1,500
Houston Airport, Series A, 4.00%, 7/1/46  (2) 2,620 2,477
Houston Airport, Series A, 5.00%, 7/1/36  (2) 775 819
Houston Airport, Series A, 5.00%, 7/1/37  (2) 1,495 1,571
Houston Airport, Series A, 5.00%, 7/1/41  (2) 2,290 2,378
Houston Airport, Series B-1, 5.00%, 7/15/35  (2) 1,760 1,754
Houston Airport, Series C, 5.00%, 7/1/31  (2) 2,115 2,272
Houston Airport, Series C, 5.00%, 7/1/32  (2) 2,645 2,840
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/29  1,200 1,206

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/40  1,330 1,270
Lower Neches Valley IDA, Exxon Mobil, VRDN, 3.75%, 5/1/46  1,100 1,100
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31  (1)(2) 2,305 2,248
Montgomery County Toll Road Auth., 5.00%, 9/15/32  60 61
Montgomery County Toll Road Auth., 5.00%, 9/15/33  65 66
Montgomery County Toll Road Auth., 5.00%, 9/15/34  70 71
Montgomery County Toll Road Auth., 5.00%, 9/15/35  475 483
Montgomery County Toll Road Auth., 5.00%, 9/15/36  525 532
Montgomery County Toll Road Auth., 5.00%, 9/15/38  290 293
Montgomery County Toll Road Auth., 5.00%, 9/15/43  855 857
Montgomery County Toll Road Auth., 5.00%, 9/15/48  2,485 2,468
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/24  (13) 295 300
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/35 (Prerefunded 4/1/25)  (3) 295 306
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25)  (3) 1,460 1,516
New Hope Cultural Ed. Fac. Fin., Exchange Buckingham Senior
Living, VR, 2.00%, 11/15/61 (2.00% PIK)  (7)(9) 810 349
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  195 182
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/35  705 640
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  1,210 973
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/37  3,525 3,729
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/39  5,260 5,430
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/40  7,100 7,817
San Antonio Water System, Series A, VRDN, 2.625%, 5/1/49
(Tender 5/1/24)  1,585 1,570
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  415 424
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  780 786
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  865 866
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  1,940 1,886
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest Senior
High School, Series A, 5.00%, 11/15/45  (9)(14) 1,995 798
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/41  2,045 2,109
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/47  8,460 8,675

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Tarrant County, Edgemere Dip Loan, 10.00%, 5/31/23, Acquisition
Date: 4/20/22, Cost $316  (15)(16) 316 316
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  360 376
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/45  (2) 2,470 2,477
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/50  (2) 4,510 4,510
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/55  (2) 1,440 1,428
Texas Private Activity Bond Surface Transportation, Segment 3C
Project, 5.00%, 6/30/58  (2) 12,770 12,795
Texas Transportation Commission, Series A, 5.00%, 8/15/39  4,155 4,483
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/37  7,850 7,964
Texas Transportation Commission, First Tier Toll, State Highway,
5.00%, 8/1/57  3,990 3,983
190,717
UTAH 1.4%
Murray City Hosp., IHC Health Services, Series A, VRDN, 3.80%,
5/15/37  660 660
Salt Lake City Airport, Series A, 5.00%, 7/1/43  (2) 5,000 5,170
Salt Lake City Airport, Series A, 5.00%, 7/1/47  (2) 25,290 25,827
31,657
VIRGINIA 4.1%
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/41  (4) 3,035 3,143
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/46  5,150 5,254
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/51  2,165 2,202
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/31  1,410 1,505
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/44  3,525 3,555
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/31 (Prerefunded 6/15/25)  (3) 3,265 3,395
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/47  5,755 6,429
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57 (Prerefunded 1/1/28)  (3) 5,000 5,670
Hampton Roads Transportation Accountability Commission,
Senior Lien, Series A, 5.00%, 7/1/60  2,470 2,687
James City County Economic Dev. Auth., United Methodist
Homes, Series A, 6.00%, 6/1/43 (Prerefunded 6/1/23)  (3) 760 761

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Lynchburg Economic Dev. Auth., Centra Health Obligated Group,
4.00%, 1/1/55  2,105 1,882
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B, VRDN,
5.00%, 11/1/48 (Tender 11/1/28)  355 391
Roanoke Economic Dev. Auth., Carilion Clinic Obligated Group,
Series A, 4.00%, 7/1/51  1,000 963
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  1,460 1,511
Univ. of Virginia, Series A, 5.00%, 4/1/47  6,420 6,817
Virginia College Building Auth., Public Higher Ed. Financing
Program, Series A, 4.00%, 9/1/43  4,360 4,384
Virginia Housing Dev. Auth., Series G, 5.15%, 11/1/52  1,150 1,199
Virginia Housing Dev. Auth., Series G, 5.25%, 11/1/57  1,995 2,093
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/37  (2) 8,890 8,589
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/38  (2) 4,415 4,192
Virginia Small Business Fin. Auth., I-495 Hot Lanes Project, 5.00%,
12/31/47  (2) 5,720 5,761
Virginia Small Business Fin. Auth., I-95 Express Lanes Project,
4.00%, 1/1/42  (2) 1,045 941
Virginia Small Business Fin. Auth., I-95 Express Lanes Project,
4.00%, 1/1/48  (2) 2,650 2,288
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49  (2) 705 701
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52  (2) 7,800 7,716
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56  (2) 7,720 7,584
91,613
WASHINGTON 1.9%
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/33  1,060 1,229
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/34  1,270 1,462
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/36  1,695 1,919
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/37  1,620 1,816
Port of Seattle, Intermediate Lien, 5.00%, 8/1/33  (2) 3,000 3,378
Washington, Series C, GO, 5.00%, 2/1/36  9,700 11,192
Washington, Series D, GO, 4.00%, 7/1/41  8,300 8,376
Washington, Series E, GO, 5.00%, 6/1/43  3,910 4,331
Washington, Series F, GO, 5.00%, 6/1/39  730 824
Washington State Convention Center Public Fac. Dist., Green
Notes, 4.00%, 7/1/31  2,625 2,535

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Washington State Housing Fin. Commission, Social Certificates,
Series 2021-1, Class A, 3.50%, 12/20/35  3,291 3,088
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55  (1) 3,525 2,509
42,659
WEST VIRGINIA 0.0%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37  (1) 325 331
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43  (1) 325 332
663
WISCONSIN 0.9%
PFA, 5.00%, 4/1/40 (Prerefunded 4/1/30)  (1)(3) 25 29
PFA, 5.00%, 4/1/50 (Prerefunded 4/1/30)  (1)(3) 35 40
PFA, Series A-1, 5.375%, 7/1/47  (5) 4,880 5,287
PFA, Unrefunded Balance, 5.00%, 4/1/40  (1) 375 366
PFA, Unrefunded Balance, 5.00%, 4/1/50  (1) 670 620
Wisconsin HEFA, Saint John's Communities, Series A, 5.00%,
9/15/50 (Prerefunded 9/15/23)  (3) 980 986
Wisconsin PFA, Celanese, Series A, 5.00%, 1/1/24  (2) 1,230 1,235
Wisconsin PFA, Celanese, Series B, 5.00%, 12/1/25  (2) 705 715
Wisconsin PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/42  1,205 1,222
Wisconsin PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/52  1,465 1,459
Wisconsin PFA, Searstone Retirement Community, Series A,
5.00%, 6/1/52  (1) 2,570 2,072
Wisconsin PFA, Searstone Retirement Community, Series A, VR,
5.513%, 6/1/37 (Prerefunded 6/1/23)  (3) 1,060 1,104
Wisconsin PFA, Searstone Retirement Community, Series A, VR,
5.613%, 6/1/47 (Prerefunded 6/1/23)  (3) 1,760 1,833
Wisconsin PFA, Southminster, 5.00%, 10/1/43  (1) 2,325 2,002
Wisconsin PFA, Southminster, 5.00%, 10/1/48  (1) 705 585
Wisconsin PFA, Southminster, 5.00%, 10/1/53  (1) 740 599
Wisconsin PFA, Univ. of Hawaii Foundation Project, Series A-1,
4.00%, 7/1/61  (1) 1,165 840
20,994
Total Municipal Securities (Cost $2,361,834) 2,254,170

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.2%
Freddie Mac Multifamily, Class A, 2.046%, 6/25/38  4,236 3,343
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$4,375) 3,343
Total Investments in Securities
100.0% of Net Assets
(Cost $2,366,209) $ 2,257,513
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$113,891 and represents 5.0% of net assets.
(2) Interest subject to alternative minimum tax.
(3) Prerefunded date is used in determining portfolio maturity.
(4) Insured by Assured Guaranty Municipal Corporation
(5) Insured by Build America Mutual Assurance Company
(6) When-issued security
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Security is in default or has failed to make a scheduled interest and/or principal payment.
(9) Non-income producing
(10) Insured by National Public Finance Guarantee Corporation
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(13) Escrowed to maturity
(14) Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(15) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$316 and represents 0.0% of net assets.
(16) See Note 2. Level 3 in fair value hierarchy.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority

T. ROWE PRICE Summit Municipal Income Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SIFMA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
SOFR Secured overnight financing rate
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Income Fund
April 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,366,209) $ 2,257,513
Interest receivable 30,948
Receivable for investment securities sold 2,336
Receivable for shares sold 1,823
Cash 35
Due from affiliates 8
Other assets 94
Total assets 2,292,757
Liabilities
Payable for investment securities purchased 30,971
Payable for shares redeemed 2,266
Investment management fees payable 680
Payable to directors 1
Other liabilities 1,150
Total liabilities 35,068
NET ASSETS $ 2,257,689

T. ROWE PRICE Summit Municipal Income Fund
April 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (181,156)
Paid-in capital applicable to 203,572,987 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 2,438,845
NET ASSETS $ 2,257,689
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $980,344; Shares outstanding: 88,415,948) $ 11.09
Advisor Class
(Net assets: $408; Shares outstanding: 36,781) $ 11.09
I Class
(Net assets: $1,276,937; Shares outstanding: 115,120,258) $ 11.09

T. ROWE PRICE Summit Municipal Income Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/23
Investment Income (Loss)
Interest income $ 36,998
Expenses
Investment management 3,970
Shareholder servicing
Investor Class $ 635
I Class 27 662
Prospectus and shareholder reports
Investor Class 43
I Class 17 60
Custody and accounting 107
Registration 52
Legal and audit 16
Directors 4
Miscellaneous 12
Waived / paid by Price Associates (129)
Total expenses 4,754
Net investment income 32,244
Realized and Unrealized Gain / Loss –
Net realized loss on securities (19,721)
Change in net unrealized gain / loss on securities 146,463
Net realized and unrealized gain / loss 126,742
INCREASE IN NET ASSETS FROM OPERATIONS
$ 158,986

T. ROWE PRICE Summit Municipal Income Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
4/30/23
Year
Ended
10/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 32,244 $ 61,211
Net realized loss (19,721) (49,610)
Change in net unrealized gain / loss 146,463 (380,613)
Increase (decrease) in net assets from operations 158,986 (369,012)
Distributions to shareholders
Net earnings
Investor Class (14,140) (28,236)
Advisor Class (6) (16)
I Class (18,939) (32,448)
Decrease in net assets from distributions (33,085) (60,700)
Capital share transactions
*
Shares sold
Investor Class 277,816 874,047
Advisor Class 44 3
I Class 371,460 678,900
Distributions reinvested
Investor Class 13,046 25,806
Advisor Class 6 16
I Class 14,303 24,775
Shares redeemed
Investor Class (200,263) (1,543,733)
Advisor Class (225) (267)
I Class (344,626) (597,343)
Increase (decrease) in net assets from capital share
transactions 131,561 (537,796)

T. ROWE PRICE Summit Municipal Income Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/23
Year
Ended
10/31/22
Net Assets
Increase (decrease) during period 257,462 (967,508)
Beginning of period 2,000,227 2,967,735
End of period $ 2,257,689 $ 2,000,227
*Share information (000s)
Shares sold
Investor Class 25,733 73,606
Advisor Class 4 –
I Class 33,906 58,502
Distributions reinvested
Investor Class 1,184 2,227
Advisor Class 1 1
I Class 1,298 2,165
Shares redeemed
Investor Class (18,351) (131,056)
Advisor Class (21) (23)
I Class (31,883) (52,600)
Increase (decrease) in shares outstanding 11,871 (47,178)

T. ROWE PRICE Summit Municipal Income Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Income Fund
(the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income exempt from federal income taxes. The fund has three classes of shares: the Summit Municipal Income Fund
(Investor Class), the Summit Municipal Income Fund–Advisor Class (Advisor Class)
and the Summit Municipal Income Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from
Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Summit Municipal Income Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022, to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial statements.

T. ROWE PRICE Summit Municipal Income Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant

T. ROWE PRICE Summit Municipal Income Fund

observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Summit Municipal Income Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 2,253,854 $ 316 $ 2,254,170
Non-U.S. Government
Mortgage-Backed Securities — 3,343 — 3,343
Total $ — $ 2,257,197 $ 316 $ 2,257,513

T. ROWE PRICE Summit Municipal Income Fund

or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold. Amounts realized on when-
issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges.
Any such effects could have an adverse impact on the fund's performance.
Other Purchases and sales of portfolio securities other than short-term securities aggregated $429,465,000 and $206,012,000, respectively, for the six months ended
April 30, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE Summit Municipal Income Fund

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2022, the fund had $53,540,000 of available capital loss carryforwards.
At April 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $2,366,227,000. Net unrealized loss aggregated $108,714,000 at period-end, of which $13,147,000 related to appreciated investments and $121,861,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.08% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At April 30, 2023, the effective annual group fee rate was 0.29%.
The Investor Class, Advisor Class and I Class are each subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and, with respect to any class other than the Investor Class, 12b-1 fees) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Summit Municipal Income Fund

The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended April 30, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,106,000 remain subject to repayment by the fund at April 30, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended
April 30, 2023, expenses incurred pursuant to these service agreements were $57,000 for
Price Associates and $51,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor Class Advisor Class I Class
Expense limitation 0.50% 0.50% 0.50%
I Class Limit N/A   N/A   0.05%
Expense limitation date N/A N/A 02/28/25
(Waived)/repaid during the period ($000s) $(129) $—
(1)
$—
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Summit Municipal Income Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. Purchases and sales cross trades aggregated $27,406,000 and $0, respectively, with net realized gain of $0 for the six months ended April 30, 2023.
NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Summit Municipal Income Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Summit Municipal Income Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the
Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for

T. ROWE PRICE Summit Municipal Income Fund

various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Summit Municipal Income Fund

other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale. The fund’s shareholders have benefited from economies of scale through a reduction to the fund’s management fee and a restructure from an all-inclusive management fee that provides for potential future economies of scale through a decline in operating expenses as the fund grows in size.
The fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the burden of higher operating costs until the fund achieves greater scale. In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class
Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class
Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the
Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses
(which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups.
Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Summit Municipal Income Fund

quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the second quintile (Investor Class Expense Group and Expense Universe) and first quintile (Advisor Class Expense Group), and the fund’s total expenses ranked in the third quintile (Investor Class Expense Group and Expense Universe) and first quintile (Advisor
Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the
Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F84-051 6/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 16, 2023